SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Parenthetical) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair Value	$ 20,937.3
Cost	19,688.4
Amount At Which Shown In The Balance Sheet	20,937.3
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair Value	2,172.0	[1]
Cost	2,172.0	[1]
Amount At Which Shown In The Balance Sheet	2,172.0	[1]
Short-term investments | Foreign Government Debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair Value	2.5
Cost	2.5
Amount At Which Shown In The Balance Sheet	$ 2.5

[1]	Includes $2.5 million in treasury bills issued by the Australian government.